Decommissioning And Restoration Liability - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Increase decrease in discounted cash flows of decommissioning restoration and rehabilitation provision	$ 2,490	$ 24,892